EXHIBIT 3.1

                             CERTIFICATE OF TRUST OF
                    ALLSTATE LIFE GLOBAL FUNDING TRUST 2007-2

     THIS Certificate of Trust of Allstate Life Global Funding Trust 2007-2 (the "Trust"), is being duly executed and filed by the undersigned trustees to form a statutory trust under the Delaware Statutory Trust Act (12 Del. Code, ss. 3801 et seq.) (the "Act").

     1. Name. The name of the statutory trust formed hereby is Allstate Life Global Funding Trust 2007-2.

     2. Delaware Trustee. The name and business address of the trustee of the Trust with its principal place of business in the State of Delaware is Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, Delaware, 19890-0001, Attention: Corporate Trust Administration.

     3. Effective Time. This Certificate of Trust will be effective upon its filing with the Secretary of State of the State of Delaware.

     IN WITNESS WHEREOF, the undersigned, being all of the trustees of the Trust as of the date of filing of this Certificate of Trust, have executed this Certificate of Trust in accordance with ss. 3811(a)(1) of the Act.

                             Wilmington Trust Company, not in its
                             individual capacity but solely as Delaware Trustee


                                  By:  /s/ Charisse L. Rodgers
                                     ------------------------------------------
                                       Name:  Charisse L. Rodgers
                                       Title:  Vice President